Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party operating revenues	$ 189	$ 305	$ 333
Total related party operating expenses	70	12	3
Write-off	186
Northern Ocean
Related Party Transaction [Line Items]
Write-off	138
Non-cash settlement of receivables	18
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	98	135	113
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	65	148	218
Leasing revenues
Related Party Transaction [Line Items]
Total related party operating revenues	26	19	1
Other
Related Party Transaction [Line Items]
Total related party operating revenues	0	3	1
Related Party Expenses, Leasing Arrangements | West Bollsta
Related Party Transaction [Line Items]
Total related party operating expenses	57	10	0
Related Party Expenses, Leasing Arrangements | West Hercules lease liability
Related Party Transaction [Line Items]
Total related party operating expenses	10	0	0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	$ 3	$ 2	$ 3